Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	$ 223	$ 229	$ 448
Total warrant liabilities, at fair value	87	128	671
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value	75	110	575
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value	12	18
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value		18	96
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	218	218	218
Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	5	11	230
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	218	218	218
Total warrant liabilities, at fair value	75	110	575
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value	75	110	575
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	218	218	218
Fair Value, Inputs, Level 1 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total warrant liabilities, at fair value	12	18	96
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value	12	18
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value		18	96
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	5	11	230
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	$ 5	$ 11	$ 230